UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22152

                        Oppenheimer Transition 2025 Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: February 28

                      Date of reporting period: 11/30/2008

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER TRANSITION 2025 FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                           SHARES      VALUE
                                                          -------   ----------
INVESTMENT COMPANIES--100.4%(1)
ALTERNATIVE INVESTMENT FUND--4.0%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y    56,027   $  220,747
                                                                    ----------
FIXED INCOME FUND--9.8%
Oppenheimer Core Bond Fund, Cl. Y                          92,143      544,569
                                                                    ----------
GLOBAL EQUITY FUNDS--20.5%
Oppenheimer Developing Markets Fund, Cl. Y                 11,417      274,372
Oppenheimer International Growth Fund, Cl. Y               34,491      587,046
Oppenheimer Quest International Value Fund, Inc., Cl. Y    28,503      281,606
                                                                    ----------
                                                                     1,143,024
                                                                    ----------
MONEY MARKET FUND--0.2%
Oppenheimer Institutional Money Market Fund, Cl. E,
   2.20%(3)                                                13,534       13,534
                                                                    ----------
U.S. EQUITY FUNDS--65.9%
Oppenheimer Capital Appreciation Fund, Cl. Y               29,918      840,987
Oppenheimer Main Street Fund, Cl. Y                        27,731      605,093
Oppenheimer MidCap Fund, Cl. Y(2)                          52,642      537,470
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y            45,409      807,834
Oppenheimer Value Fund, Cl. Y                              59,362      889,834
                                                                    ----------
                                                                     3,681,218
                                                                    ----------
TOTAL INVESTMENTS, AT VALUE (COST $7,517,065)               100.4%   5,603,092
LIABILITIES IN EXCESS OF OTHER ASSETS                        (0.4)     (20,335)
                                                           ------   ----------
NET ASSETS                                                  100.0%  $5,582,757
                                                           ======   ==========

FOOTNOTES TO STATEMENT OF INVESTMENTS


                      1 | Oppenheimer Transition 2025 Fund

OPPENHEIMER TRANSITION 2025 FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

(1.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                              SHARES        GROSS         GROSS            SHARES
                                                          MARCH 4, 2008   ADDITIONS    REDUCTIONS    NOVEMBER 30, 2008
                                                          -------------   ---------    ----------    -----------------
Oppenheimer Capital Appreciation Fund, Cl. Y                    --           34,846         4,928          29,918
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y         --           64,647         8,620          56,027
Oppenheimer Core Bond Fund, Cl. Y                               --          107,329        15,186          92,143
Oppenheimer Developing Markets Fund, Cl. Y                      --           13,306         1,889          11,417
Oppenheimer International Bond Fund, Cl. Y                      --            8,239         8,239              --
Oppenheimer International Growth Fund, Cl. Y                    --           40,278         5,787          34,491
Oppenheimer International Money Market Fund, Cl. E              --        5,295,239     5,281,705          13,534
Oppenheimer International Value Fund, Cl. Y                     --           38,465        38,465(a)           --
Oppenheimer Main Street Fund, Cl. Y                             --           32,397         4,666          27,731
Oppenheimer MidCap Fund, Cl. Y                                  --           61,274         8,632          52,642
Oppenheimer Quest International Value Fund, Inc., Cl. A         --           26,865        26,865(b)           --
Oppenheimer Quest International Value Fund, Inc., Cl. Y         --           28,503(a)         --          28,503
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                 --           52,844         7,435          45,409
Oppenheimer Value Fund, Cl. Y                                   --           71,684        12,322          59,362

                                                                                   REALIZED
                                                             VALUE      INCOME   GAIN (LOSS)
                                                          ----------   -------   -----------
Oppenheimer Capital Appreciation Fund, Cl. Y              $  840,987   $    --    $ (37,088)
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y      220,747        --      (23,013)
Oppenheimer Core Bond Fund, Cl. Y                            544,569    15,612      (13,938)
Oppenheimer Developing Markets Fund, Cl. Y                   274,372        --      (17,255)
Oppenheimer International Bond Fund, Cl. Y                        --        38          165
Oppenheimer International Growth Fund, Cl. Y                 587,046        --      (29,813)
Oppenheimer International Money Market Fund, Cl. E            13,534       639           --
Oppenheimer International Value Fund, Cl. Y                       --    13,795      (19,675)
Oppenheimer Main Street Fund, Cl. Y                          605,093        --      (21,217)
Oppenheimer MidCap Fund, Cl. Y                               537,470        --      (26,900)
Oppenheimer Quest International Value Fund, Inc., Cl. A           --        --           --
Oppenheimer Quest International Value Fund, Inc., Cl. Y      281,606        --           --
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y              807,834        --      (46,447)
Oppenheimer Value Fund, Cl. Y                                889,834        --      (32,594)
                                                          ----------   -------    ---------
                                                          $5,603,092   $30,084    $(267,775)
                                                          ==========   =======    =========

     (a.) All or a portion is the result of a merger between Oppenheimer
          International Value Fund and Oppenheimer Quest International Value Fund, Inc.

     (b.) All or a portion is due to conversion of Class A shares to Class Y shares.

(2.) Non-income producing security.

(3.) Rate shown is the 7-day yield as of November 30, 2008.


                      2 | Oppenheimer Transition 2025 Fund

OPPENHEIMER TRANSITION 2025 FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of November 30, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                           $5,603,092           $--
Level 2--Other Significant Observable Inputs             --            --
Level 3--Significant Unobservable Inputs                 --            --
                                                 ----------           ---
   Total                                         $5,603,092           $--
                                                 ==========           ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical assets or liabilities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations. In the absence of a readily available quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that


                      3 | Oppenheimer Transition 2025 Fund

OPPENHEIMER TRANSITION 2025 FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

The Underlying Funds' investments are classified as Level 1, Level 2 or Level 3 based on the inputs used in determining their value. Investments held by the Underlying Funds are typically classified as Level 1 or Level 2.

Fair valued assets may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 7,656,292
                                 ===========
Gross unrealized appreciation    $        --
Gross unrealized depreciation     (2,053,200)
                                 -----------
Net unrealized depreciation      $(2,053,200)
                                 ===========


                      4 | Oppenheimer Transition 2025 Fund


ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Transition 2025 Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 01/15/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 01/15/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 01/15/2009